Pensions and Other Benefit Plans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011
Change in Plan Assets
Plan assets at fair value - end of year	$ 13,736	$ 13,433
Retirement Plans [Member]
Change in Plan Assets
Plan assets at fair value - beginning of year	13,433	10,923
Actual return on plan assets	(102)	1,466
Company contributions	1,135	1,611
Plan participant contributions	54	42
Settlements	(2)	(7)
Divestitures & acquisitions	(2)
Benefits paid from plan	(659)	(627)
Effect of exchange rates	(121)	25
Plan assets at fair value - end of year	13,736	13,433
Funded status - end of year	(3,688)	(1,560)
Other Benefit Plans [Member]
Change in Plan Assets
Plan assets at fair value - beginning of year	14	16
Actual return on plan assets	(1)	2
Company contributions	315	472
Plan participant contributions	0	0
Settlements	0	0
Benefits paid from plan	(320)	(476)
Effect of exchange rates	0	0
Plan assets at fair value - end of year	8	14
Funded status - end of year	$ (3,782)	$ (3,558)